Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,835,937.50
Previously Paid Amount	0.00
Total Fee Amount	8,263.34
Total Offset Amount	6,185.77
Net Fee	$ 2,077.57
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A